Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

a.	Interim Financial Statements:

The accompanying consolidated balance sheet as of June 30, 2019, the consolidated statements of comprehensive loss and the consolidated statements of cash flows for the six months ended June 30, 2019 and 2018, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2019, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the IFRS as issued by the International Accounting Standards Board ("IASB") and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management's opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company's financial position as of June 30, 2019, as well as its results of operations and cash flows for the six months ended June 30, 2019 and 2018. The results of operations for the six months ended June 30, 2019 are not necessarily indicative of the results to be expected for the year ending December 31, 2019.

The accompanying unaudited interim financial statements should be read in conjunction with the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on March 18, 2019.

The interim consolidated financial statements have been prepared in accordance with IAS 34, "Interim Financial Reporting".

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the annual consolidated financial statements, except as described below:

b.	Estimates and assumptions:

The preparation of the Company's financial statements requires management to make estimates and assumptions that have an effect on application of the accounting policies and on the reported amounts of assets, liabilities and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Determining the fair value of share-based transactions:

The fair value of share based transactions is determined upon initial recognition using acceptable option pricing models. The model is based on per-share price data and the exercise price and assumptions regarding expected volatility, expected life, expected dividend and risk-free interest rate.

c.	Leases

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("the Standard"), which supersedes IAS 17, "Leases" ("the old Standard"), IFRIC 4, "Determining Whether an Arrangement Contains a Lease", and SIC-15, "Operating Leases - Incentives". According to the Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The accounting policy of the Standard applied effective from January 1, 2019 and the effects are as follows:

●	According to the Standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the old standard, IAS 17, "Leases". Lessees will also recognize interest expense and depreciation expense separately.

●	Variable lease payments that are not dependent on changes in an index or interest rate, but are based on performance or usage, are recognized as an expense by a lessee as incurred or recognized as income by a lessor as earned.

●	In the event of changes in variable lease payments that are dependent on an index, a lessee is required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

●	The Standard includes two exceptions which allow lessees to account for leases based on the existing accounting treatment for operating leases - leases for which the underlying asset is of low value and short-term leases (up to one year).

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

The Standard has been applied for the first time in these interim unaudited financial statements. As permitted by the Standard, the Company elected to adopt the provisions of the Standard using the modified retrospective method whereby the carrying amount of the right-of-use assets is identical to the carrying amount of the lease liability.

According to this approach, comparative data have not been restated. The carrying amount of the lease liability as of the date of initial adoption of the Standard is calculated using the Company's incremental borrowing rate on the date of initial adoption of the Standard.

The main effect of the initial adoption of the Standard relates to existing leases in which the Company is the lessee. According to the Standard, excluding certain exceptions, the Company recognizes a lease liability and a corresponding right-of-use asset for each lease in which it is the lessee. This accounting treatment is different than the accounting treatment applied under the old Standard according to which the lease payments in respect of leases for which substantially all the risks and rewards incidental to ownership of the leased asset were not transferred to the lessee were recognized as an expense in profit or loss on a straight-line basis over the lease term.

Following are data relating to the initial adoption of the Standard as of January 1, 2019, in respect of existing leases as of that date:

a)	Effects of the initial application of the Standard on the Company's financial statements as of January 1, 2019:

	According to the previous accounting policy	The change	As presented according to IFRS 16
	NIS in thousands

As of January 1, 2019:

Non-current assets:
Right-of-use assets	-	1,613	1,613

Current liabilities:
Lease liabilities	-	489	489

Non-current liabilities:
Lease liabilities	-	1,124	1,124

b)	The Company was assisted by an external valuation expert in determining the appropriate interest rate for discounting its leases based on credit risk, the weighted average term of the leases and other economic variables. A weighted average incremental borrowing rate of 6.99% was used to discount future lease payments in the calculation of the lease liability on the date of initial adoption of the Standard.

c)	Reconciliation of total commitment for future minimum lease payments as disclosed in Note 4 to the annual financial statements as of December 31, 2018, to the lease liability as of January 1, 2019:

January 1, 2019
NIS in thousands

Total future minimum lease payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018	1,338
Effect of short-term leases and/or leases of low value assets whose lease payments are recognized as an expense on the straight-line basis over the lease term	(240)
Effect of changes in expected exercise of lease extension and/or termination options	713

Total undiscounted lease liabilities as per IFRS 16	1,811
Effect of discount of future lease payments at the Company's incremental borrowing rate on initial date of adoption	(198)

Total lease liabilities as per IFRS 16 as of January 1, 2019	1,613

Total lease liabilities resulting from initial adoption of IFRS 16 as of January 1, 2019	1,613

d)	Practical expedients applied in the initial adoption of the Standard:

(1)	The Company elected not to recognize a lease liability and right-of-use asset for leases whose term ends within 12 months of the date of initial adoption, and instead accounted for such leases as short-term leases.

(2)	The Company elected to exclude initial direct costs from the measurement of right-of-use assets at the date of initial adoption.

(3)	The Company elected to use hindsight in determining the lease term in contracts containing options to extend or terminate the lease.

d.	Convenience translation into U.S. dollars:

The consolidated financial statements as of June 30, 2019 and for the six months then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of June 30, 2019 (U.S. $1.00 = NIS 3.566). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

e.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Quantitative disclosures of the fair value measurement hierarchy of the Company's liabilities as of June 30, 2019 and December 31, 2018:

	June 30, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(3,722)	-	(3,722)

Total financial net assets (liabilities)	(3,722)	-	(3,722)

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(1,816)	-	(1,816)
ADSs for consultants	(203)	-	(203)

Total financial net assets (liabilities)	(2,019)	-	(2,019)